Loans (Tables)	1 Months Ended	3 Months Ended
	Jan. 31, 2014	Mar. 31, 2014
Loans [Abstract]
Schedule Of Finance Receivables

Finance Receivables by Product (dollars in millions)

	March 31,	December 31,
	2014	2013
Loans	$ 13,980.0	$ 13,814.3
Direct financing leases and leveraged leases	4,591.7	4,814.9
Finance receivables	18,571.7	18,629.2
Finance receivables held for sale	1,069.8	794.3
Finance and held for sale receivables (1)	$ 19,641.5	$ 19,423.5

(1)

 Assets held for sale on the Balance Sheet includes finance receivables and operating lease equipment.  As discussed in subsequent tables, since the Company manages the credit risk and collections of finance receivables held for sale consistently with its finance receivables held for investment, the applicable amount is presented in this table.

Schedule Of Finance Receivables By Segment, Based On Obligor Location

	March 31, 2014			December 31, 2013
	Domestic	Foreign	Total	Domestic	Foreign	Total
Transportation & International Finance	$ 660.0	$ 2,893.5	$ 3,553.5	$ 666.6	$ 2,827.8	$ 3,494.4
North American Commercial Finance	13,500.1	1,402.7	14,902.8	13,196.7	1,496.4	14,693.1
Non-Strategic Portfolios	114.8	0.6	115.4	117.9	323.8	441.7
Total	$ 14,274.9	$ 4,296.8	$ 18,571.7	$ 13,981.2	$ 4,648.0	$ 18,629.2

Components Of Net Investment In Finance Receivables

Components of Net Investment in Finance Receivables (dollars in millions)

	March 31,	December 31,
	2014	2013
Unearned income	$ (959.0)	$ (942.0)
Unamortized (discounts)	(42.8)	(47.9)
Net unamortized deferred costs and (fees)	52.0	49.7

Finance And Held-For-Sale Receivables - By Risk Rating

Finance and Held for Sale Receivables — by Risk Rating (dollars in millions)

	Transportation & International Finance		North American Commercial Finance
Grade:	Transportation Finance	International Finance	Corporate Finance	Equipment Finance	Real Estate Finance	Commercial Services	Subtotal	Non-Strategic Portfolios	Total
March 31, 2014
Pass	$ 1,760.0	$ 1,578.7	$ 6,208.5	$ 3,440.2	$ 1,534.3	$ 1,798.3	$ 16,320.0	$ 751.5	$ 17,071.5
Special mention	62.1	94.7	593.8	288.7	80.9	293.2	1,413.4	163.8	1,577.2
Classified - accruing	62.5	26.0	175.3	247.0	-	178.3	689.1	85.3	774.4
Classified - non-accrual	15.6	20.3	63.7	65.7	-	1.9	167.2	51.2	218.4
Total	$ 1,900.2	$ 1,719.7	$ 7,041.3	$ 4,041.6	$ 1,615.2	$ 2,271.7	$ 18,589.7	$ 1,051.8	$ 19,641.5
December 31, 2013
Pass	$ 1,627.4	$ 1,530.3	$ 5,783.1	$ 3,355.2	$ 1,554.8	$ 1,804.6	$ 15,655.4	$ 685.5	$ 16,340.9
Special mention	28.6	145.8	769.5	363.5	-	314.7	1,622.1	350.1	1,972.2
Classified - accruing	97.2	36.2	233.6	266.0	-	138.9	771.9	97.8	869.7
Classified - non-accrual	14.3	21.0	83.8	59.4	-	4.2	182.7	58.0	240.7
Total	$ 1,767.5	$ 1,733.3	$ 6,870.0	$ 4,044.1	$ 1,554.8	$ 2,262.4	$ 18,232.1	$ 1,191.4	$ 19,423.5

Finance And Held For Sale Receivables - Delinquency Status

Finance and Held for Sale Receivables — Delinquency Status (dollars in millions)

				Total Past
	30–59 Days	60–89 Days	90 Days or	Due 30 Days or		Total Finance
	Past Due	Past Due	Greater	Greater	Current	Receivables
March 31, 2014
Transportation Finance	$ 7.1	$ 0.6	$ 16.4	$ 24.1	$ 1,876.1	$ 1,900.2
International Finance	38.1	14.8	17.0	69.9	1,649.8	1,719.7
Corporate Finance	-	-	0.5	0.5	7,040.8	7,041.3
Equipment Finance	100.7	20.6	17.1	138.4	3,903.2	4,041.6
Real Estate Finance	-	-	-	-	1,615.2	1,615.2
Commercial Services	26.1	1.5	0.8	28.4	2,243.3	2,271.7
Sub-total	172.0	37.5	51.8	261.3	18,328.4	18,589.7
Non-Strategic Portfolios	30.9	5.9	12.9	49.7	1,002.1	1,051.8
Total	$ 202.9	$ 43.4	$ 64.7	$ 311.0	$ 19,330.5	$ 19,641.5
December 31, 2013
Transportation Finance	$ 18.3	$ 0.9	$ 0.5	$ 19.7	$ 1,747.8	$ 1,767.5
International Finance	30.6	11.6	12.6	54.8	1,678.5	1,733.3
Corporate Finance	-	-	17.8	17.8	6,852.2	6,870.0
Equipment Finance	116.6	30.0	18.6	165.2	3,878.9	4,044.1
Real Estate Finance	-	-	-	-	1,554.8	1,554.8
Commercial Services	47.9	2.4	1.0	51.3	2,211.1	2,262.4
Sub-total	213.4	44.9	50.5	308.8	17,923.3	18,232.1
Non-Strategic Portfolios	29.7	7.9	16.2	53.8	1,137.6	1,191.4
Total	$ 243.1	$ 52.8	$ 66.7	$ 362.6	$ 19,060.9	$ 19,423.5

Finance Receivables On Non-accrual Status

Finance Receivables on Non-accrual Status (dollars in millions)

	March 31, 2014			December 31, 2013
	Held for Investment	Held for Sale	Total	Held for Investment	Held for Sale	Total
Transportation Finance	$ 15.6	$ -	$ 15.6	$ 14.3	$ -	$ 14.3
International Finance	20.3	-	20.3	21.0	-	21.0
Corporate Finance	63.7	-	63.7	83.5	0.3	83.8
Equipment Finance	65.7	-	65.7	59.4	-	59.4
Real Estate Finance	-	-	-	-	-	-
Commercial Services	1.9	-	1.9	4.2	-	4.2
Sub-total	167.2	-	167.2	182.4	0.3	182.7
Non-Strategic Portfolios	4.4	46.8	51.2	17.6	40.4	58.0
Total	$ 171.6	$ 46.8	$ 218.4	$ 200.0	$ 40.7	$ 240.7
Repossessed assets			6.2			7.0
Total non-performing assets			$ 224.6			$ 247.7
Accruing loans past due 90 days or more			$ 10.6			$ 9.9

Impaired Loans

Impaired Loans (dollars in millions)

				Three Months Ended March 31,
	March 31, 2014			2014	2013
		Unpaid		Average	Average
	Recorded	Principal	Related	Recorded	Recorded
	Investment	Balance	Allowance	Investment	Investment

With no related allowance recorded:
Transportation Finance	$ -	$ -	$ -	$ -	$ 3.2
International Finance	5.1	17.9	-	6.0	5.0
Corporate Finance	125.1	131.3	-	130.6	174.1
Equipment Finance	6.7	7.6	-	6.3	7.8
Commercial Services	8.5	8.5	-	8.8	10.7
Non-Strategic Portfolios	6.6	6.7	-	8.4	41.8
With an allowance recorded:
Transportation Finance	15.5	15.5	0.7	14.9	19.3
Corporate Finance	50.2	51.4	24.0	50.4	98.0
Commercial Services	1.9	2.0	1.0	3.1	4.8
Non-Strategic Portfolios	-	-	-	-	2.5
Total Impaired Loans(1)	219.6	$ 240.9	25.7	228.5	$ 367.2
Total Loans Impaired at Convenience Date(2)	54.7	95.5	1.0	54.4	99.3
Total	$ 274.3	$ 336.4	$ 26.7	$ 282.9	$ 466.5

(1)	(2) See following table for footnote explanations.

				Year Ended
	December 31, 2013			December 31, 2013
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment
With no related allowance recorded:
Transportation Finance	$ -	$ -	$ -	$ 2.2
International Finance	6.9	24.5	-	6.9
Corporate Finance	136.1	150.1	-	152.8
Equipment Finance	5.8	7.9	-	7.0
Commercial Services	9.1	9.1	-	10.0
Non-Strategic Portfolios	10.2	12.5	-	24.0
With an allowance recorded:
Transportation Finance	14.3	14.3	0.6	12.4
Corporate Finance	50.6	51.7	28.8	79.7
Commercial Services	4.2	4.2	1.0	4.6
Non-Strategic Portfolios	-	-	-	1.0
Total Impaired Loans (1)	237.2	274.3	30.4	300.6
Total Loans Impaired at Convenience date(2)	54.1	95.8	1.0	77.9
Total	$ 291.3	$ 370.1	$ 31.4	$ 378.5

(1)

Interest income recorded for the quarters ended March 31, 2014 and 2013 while the loans were impaired was $0.7 million and $4.7 million, respectively, of which $0.4 million and $0.3 million was interest recognized using the cash-basis method of accounting.   Interest income recorded for the year ended December 31, 2013 while the loans were impaired was $17.7 million, of which $3.5 million was interest recognized using the cash-basis method of accounting.

(2)	Details of finance receivables that were identified as impaired at the Convenience Date are presented under Loans and Debt Securities Acquired with Deteriorated Credit Quality.